As filed with the Securities and Exchange Commission on November 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, Treasurer
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/06

Date of reporting period: 07/01/05-9/30/05

Item 1. Schedule of Investments.

Hotchkis and Wiley Core Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 94.02%

Aerospace & Defense - 4.34%
Lockheed Martin Corporation	163,600	$9,986,144
Northrop Grumman Corporation	74,100	4,027,335
Raytheon Company	106,100	4,033,922
		18,047,401
Auto Components - 0.75%
Magna International Inc.	41,500	3,106,690
Chemicals - 1.42%
The Mosaic Company (a)	367,800	5,892,156
Commercial Banks - 2.87%
Bank of America Corporation	94,700	3,986,870
Comerica, Inc.	67,300	3,963,970
KeyCorp	60,100	1,938,225
UnionBanCal Corporation	29,000	2,021,880
		11,910,945
Commercial Services & Supplies - 3.81%
Cendant Corporation	423,600	8,743,104
PHH Corporation (a)	1,975	54,233
Waste Management, Inc.	245,800	7,032,338
		15,829,675
Computers & Peripherals - 0.60%
Hewlett-Packard Company	85,300	2,490,760
Consumer Finance - 0.53%
MBNA Corporation	89,200	2,197,888
Diversified Financial Services - 4.16%
CIT Group, Inc.	56,300	2,543,634
J.P. Morgan Chase & Company	227,600	7,722,468
Principal Financial Group, Inc.	147,800	7,001,286
		17,267,388
Electric Utilities - 5.21%
Entergy Corporation	39,300	2,920,776
FirstEnergy Corporation	127,000	6,619,240
FPL Group, Inc.	253,900	12,085,640
		21,625,656
Food & Staples Retailing - 2.26%
Albertson's, Inc.	180,000	4,617,000
Safeway, Inc.	186,800	4,782,080
		9,399,080
Food Products - 4.76%
Kraft Foods, Inc.	261,500	7,999,285
Sara Lee Corporation	211,400	4,006,030
Unilever PLC ADR	184,200	7,776,924
		19,782,239
Health Care Providers & Services - 3.20%
Aetna, Inc.	5,200	447,928
HCA, Inc.	148,800	7,130,496
Health Net, Inc. (a)	14,200	671,944
Tenet Healthcare Corporation (a)	448,400	5,035,532
		13,285,900
Hotels, Restaurants & Leisure - 4.10%
McDonald's Corporation	87,200	2,920,328
MGM Mirage (a)	230,300	10,080,231
Yum! Brands, Inc.	83,600	4,047,076
		17,047,635
Household Durables - 5.43%
Centex Corporation	256,000	16,532,480
Pulte Homes, Inc.	140,100	6,013,092
		22,545,572
Industrial Conglomerates - 3.39%
Tyco International Limited	505,300	14,072,605
Insurance - 14.54%
The Allstate Corporation	71,500	3,953,235
Assurant, Inc.	94,900	3,611,894
Conseco Inc. (a)	163,900	3,459,929
Genworth Financial Inc.	196,800	6,344,832
Hartford Financial Services Group, Inc.	50,600	3,904,802
MetLife, Inc.	317,300	15,811,059
Prudential Financial, Inc.	154,900	10,465,044
The St. Paul Travelers Companies, Inc.	286,000	12,832,820
		60,383,615
IT Services - 4.69%
Electronic Data Systems Corporation	868,700	19,493,628
Leisure Equipment & Products - 0.59%
Eastman Kodak Company	101,100	2,459,763
Media - 1.00%
Interpublic Group of Companies, Inc. (a)	355,800	4,141,512
Metals & Mining - 3.31%
Alcan, Inc.	126,000	3,997,980
Alcoa, Inc.	399,500	9,755,790
		13,753,770
Multiline Retail - 0.18%
Sears Holdings Corporation (a)	6,036	750,999
Oil, Gas & Consumable Fuels - 1.42%
Petro-Canada	95,300	3,976,869
Valero Energy Corporation	17,100	1,933,326
		5,910,195
Paper & Forest Products - 1.89%
International Paper Company	99,700	2,971,060
Weyerhaeuser Company	70,900	4,874,375
		7,845,435
Pharmaceuticals - 1.86%
Merck & Company, Inc.	283,800	7,722,198
Road & Rail - 2.86%
CSX Corporation	255,600	11,880,288
Semiconductor & Semiconductor Equipment - 1.68%
Freescale Semiconductor, Inc. (a)	297,700	6,969,157
Software - 4.76%
Computer Associates International, Inc.	711,700	19,792,377
Thrifts & Mortgage Finance - 4.33%
Freddie Mac	214,600	12,116,316
Washington Mutual, Inc.	150,300	5,894,766
		18,011,082
Tobacco - 3.60%
Altria Group, Inc.	202,800	14,948,388
Wireless Telecommunication Services - 0.48%
Alltel Corporation	30,700	1,998,877

Total investments - 94.02%
(cost $380,459,012)		390,562,874

Time deposit* - 5.42%		22,518,608

Other assets in excess of liabilities - 0.56%		2,336,903

Total Net Assets - 100.00%		415,418,385

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 3.24% and matures 10/3/2005.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Large Cap Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 98.08%

Aerospace & Defense - 4.32%
Lockheed Martin Corporation	2,014,900	$122,989,496
Raytheon Company	2,208,800	83,978,576
		206,968,072
Auto Components - 1.91%
Delphi Corporation	4,843,300	13,367,508
Lear Corporation	1,046,900	35,563,193
Magna International Inc.	570,700	42,722,602
		91,653,303
Commercial Banks - 2.23%
KeyCorp	1,438,100	46,378,725
UnionBanCal Corporation	868,000	60,516,960
		106,895,685
Commercial Services & Supplies - 3.92%
Cendant Corporation	4,928,300	101,720,112
PHH Corporation (a)	111,405	3,059,181
Waste Management, Inc.	2,889,600	82,671,456
		187,450,749
Consumer Finance - 1.99%
MBNA Corporation	3,859,100	95,088,224
Diversified Financial Services - 3.21%
CIT Group, Inc.	964,000	43,553,520
Principal Financial Group, Inc.	2,323,100	110,045,247
		153,598,767
Electric Utilities - 7.64%
Entergy Corporation	921,100	68,456,152
FirstEnergy Corporation	2,305,800	120,178,296
FPL Group, Inc.	3,719,200	177,033,920
		365,668,368
Food & Staples Retailing - 3.03%
Albertson's, Inc.	5,651,100	144,950,715
Food Products - 4.37%
Kraft Foods, Inc.	1,905,700	58,295,363
Sara Lee Corporation	2,533,000	48,000,350
Unilever PLC ADR	2,442,300	103,113,906
		209,409,619
Health Care Providers & Services - 3.21%
Aetna, Inc.	31,600	2,722,024
HCA, Inc.	1,118,600	53,603,312
Tenet Healthcare Corporation (a)	8,668,000	97,341,640
		153,666,976
Hotels, Restaurants & Leisure - 2.99%
Harrah's Entertainment, Inc.	1,229,950	80,180,440
Yum! Brands, Inc.	1,297,300	62,802,293
		142,982,733
Household Durables - 4.30%
Lennar Corporation - B Shares	2,335,820	129,427,786
Lennar Corporation	1,278,400	76,397,184
		205,824,970
Industrial Conglomerates - 2.87%
Tyco International Limited	4,925,500	137,175,175
Insurance - 14.63%
Allmerica Financial Corporation (a)	417,800	17,188,292
Genworth Financial Inc.	2,510,100	80,925,624
MetLife, Inc.	4,421,500	220,323,345
Prudential Financial, Inc.	1,577,500	106,575,900
The St. Paul Travelers Companies, Inc.	3,398,300	152,481,721
UnumProvident Corporation	5,975,700	122,501,850
		699,996,732
IT Services - 5.28%
Electronic Data Systems Corporation	11,255,400	252,571,176
Leisure Equipment & Products - 1.33%
Eastman Kodak Company	2,609,200	63,481,836
Machinery - 1.54%
SPX Corporation	1,603,700	73,690,015
Metals & Mining - 2.48%
Alcoa, Inc.	4,867,548	118,865,522
Multi Utilities - 0.54%
Alliant Energy Corporation	882,200	25,698,486
Multiline Retail - 0.61%
Sears Holdings Corporation (a)	234,999	29,238,576
Oil, Gas & Consumable Fuels - 3.47%
Ashland Inc.	1,282,400	70,839,776
Marathon Oil Corporation	239,531	16,510,872
Sunoco, Inc.	304,800	23,835,360
Tesoro Corporation	818,300	55,022,492
		166,208,500
Paper & Forest Products - 1.27%
Weyerhaeuser Company	882,100	60,644,375
Real Estate - 3.68%
Apartment Investment & Management Company	1,578,100	61,198,718
New Century Financial Corporation	1,810,600	65,670,462
Plum Creek Timber Company	1,301,700	49,347,447
		176,216,627
Road & Rail - 1.16%
Union Pacific Corporation	777,200	55,725,240
Software - 7.36%
BMC Software, Inc. (a)	5,349,600	112,876,560
Computer Associates International, Inc.	8,611,500	239,485,815
		352,362,375
Textiles, Apparel & Luxury Goods - 1.33%
Jones Apparel Group, Inc.	2,226,200	63,446,700
Thrifts & Mortgage Finance - 3.74%
Freddie Mac	2,348,700	132,607,602
Washington Mutual, Inc.	1,182,700	46,385,494
		178,993,096
Tobacco - 3.67%
Altria Group, Inc.	2,382,300	175,599,333

Total investments - 98.08%
(cost $4,351,528,790)		4,694,071,945

Time deposit* - 2.00%		95,465,723

Liabilities in excess of other assets - (0.08%)		(3,625,908)

Total Net Assets - 100.00%		4,785,911,760

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 3.24% and matures 10/3/2005.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Mid-Cap Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 99.23%

Airlines - 0.73%
Airtran Holdings, Inc. (a)	2,307,300	$29,210,418
Auto Components - 3.52%
Delphi Corporation	7,413,000	20,459,880
Lear Corporation	3,550,400	120,607,088
		141,066,968
Chemicals - 4.96%
Agrium, Inc.	1,698,900	37,324,833
FMC Corporation (a)	487,400	27,889,028
Huntsman Corporation (a)	613,100	11,986,105
Lubrizol Corporation	911,000	39,473,630
The Mosaic Company (a)	5,105,900	81,796,518
		198,470,114
Commercial Banks - 1.83%
KeyCorp	1,191,050	38,411,362
UnionBanCal Corporation	497,800	34,706,616
		73,117,978
Commercial Services & Supplies - 0.78%
IKON Office Solutions, Inc.	3,124,900	31,186,502
Consumer Finance - 1.23%
AmeriCredit Corporation (a)	2,055,400	49,062,398
Diversified Financial Services - 3.17%
CIT Group, Inc.	1,532,200	69,224,796
Principal Financial Group, Inc.	1,214,500	57,530,865
		126,755,661
Electric Utilities - 5.25%
Entergy Corporation	496,600	36,907,312
FirstEnergy Corporation	805,100	41,961,812
FPL Group, Inc.	2,760,200	131,385,520
		210,254,644
Food & Staples Retailing - 2.91%
Albertson's, Inc.	2,903,100	74,464,515
Safeway, Inc.	1,639,100	41,960,960
		116,425,475
Food Products - 1.20%
Del Monte Foods Company (a)	4,476,900	48,037,137
Gas Utilities - 1.12%
Southern Union Company (a)	1,744,091	44,945,231
Health Care Providers & Services - 2.41%
Health Net, Inc. (a)	738,200	34,931,624
Tenet Healthcare Corporation (a)	5,499,300	61,757,139
		96,688,763
Hotels, Restaurants & Leisure - 2.48%
Harrah's Entertainment, Inc.	508,800	33,168,672
La Quinta Corporation (a)	2,974,000	25,844,060
Yum! Brands, Inc.	830,300	40,194,823
		99,207,555
Household Durables - 4.82%
Beazer Homes USA, Inc.	1,459,000	85,599,530
Centex Corporation	1,314,300	84,877,494
Furniture Brands International, Inc.	1,255,600	22,638,468
		193,115,492
Insurance - 14.60%
Allmerica Financial Corporation (a)	1,379,400	56,748,516
Assurant, Inc.	3,286,100	125,068,966
CNA Financial Corporation (a)	1,605,324	47,951,028
Conseco Inc. (a)	3,598,700	75,968,557
Genworth Financial Inc.	2,095,800	67,568,592
Lincoln National Corporation	1,618,800	84,209,976
UnumProvident Corporation	6,199,200	127,083,600
		584,599,235
IT Services - 6.39%
BearingPoint, Inc. (a)	6,548,700	49,704,633
Electronic Data Systems Corporation	9,189,600	206,214,624
		255,919,257
Leisure Equipment & Products - 1.09%
Eastman Kodak Company	1,801,100	43,820,763
Machinery - 4.69%
Flowserve Corp. (a)	3,412,700	124,051,645
SPX Corporation	1,384,300	63,608,585
		187,660,230
Marine - 0.86%
Alexander & Baldwin, Inc.	644,400	34,307,856
Media - 2.87%
Dex Media, Inc.	1,227,400	34,109,446
R.H. Donnelley Corporation (a)	304,400	19,256,344
Valassis Communications, Inc. (a)	1,579,600	61,572,808
		114,938,598
Metals & Mining - 1.02%
Alcan, Inc.	1,282,100	40,681,033
Multi Utilities - 0.60%
Alliant Energy Corporation	822,200	23,950,686
Oil, Gas & Consumable Fuels - 4.42%
Ashland Inc.	1,494,500	82,556,180
Tesoro Corporation	1,405,900	94,532,716
		177,088,896
Real Estate - 10.37%
American Financial Realty Trust	4,001,300	56,818,460
American Home Mortgage Investment Corp.	1,858,600	56,315,580
Apartment Investment & Management Company	1,011,500	39,225,970
MI Developments, Inc.	3,008,300	101,530,125
Saxon Capital, Inc.	3,175,700	37,632,045
The St. Joe Company	1,979,200	123,601,040
		415,123,220
Road & Rail - 3.03%
CSX Corporation	2,614,200	121,508,016
Semiconductor & Semiconductor Equipment - 2.08%
Freescale Semiconductor, Inc. (a)	3,563,200	83,414,512
Software - 7.01%
BMC Software, Inc. (a)	8,270,900	174,515,990
Computer Associates International, Inc.	2,278,400	63,362,304
Novell, Inc. (a)	5,743,800	42,791,310
		280,669,604
Specialty Retail - 1.85%
Foot Locker, Inc.	3,383,800	74,240,572
Textiles, Apparel & Luxury Goods - 1.42%
Jones Apparel Group, Inc.	1,995,500	56,871,750
Tobacco - 0.52%
Loews Corporation - Carolina Group	530,300	21,015,789

Total investments - 99.23%
(cost $3,432,350,529)		3,973,355,293

Time deposit* - 1.36%		54,356,663

Liabilities in excess of other assets - (0.59%)		(23,663,031)

Total Net Assets - 100.00%		4,004,048,925

(a) - Non-income producing security.
* - Time deposit bears interest at 3.24% and matures 10/3/2005.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Small Cap Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.84%

Aerospace & Defense - 1.01%
EDO Corp.	280,700	$8,429,421
Airlines - 1.36%
Airtran Holdings, Inc. (a)	897,700	11,364,882
Auto Components - 2.16%
Hayes Lemmerz International, Inc. (a)	651,000	2,916,480
Lear Corporation	445,200	15,123,444
		18,039,924
Chemicals - 7.97%
Agrium, Inc.	696,300	15,297,711
CF Industries Holdings, Inc. (a)	1,521,100	22,527,491
Lubrizol Corporation	203,000	8,795,990
The Mosaic Company (a)	106,000	1,698,120
Pioneer Companies, Inc. (a)	643,700	15,487,422
Westlake Chemical Corporation	105,000	2,843,400
		66,650,134
Commercial Services & Supplies - 13.87%
Bowne & Company, Inc.	1,421,700	20,316,093
IKON Office Solutions, Inc.	510,900	5,098,782
Kelly Services, Inc.	893,200	27,385,512
Mac-Gray Corporation (a)	40,300	521,885
PHH Corporation (a)	1,348,200	37,021,572
Spherion Corporation (a)	3,378,700	25,678,120
		116,021,964
Consumer Finance - 0.52%
AmeriCredit Corporation (a)	183,900	4,389,693
Containers & Packaging - 3.49%
Longview Fibre Company	1,495,400	29,145,346
Food & Staples Retailing - 1.98%
BJ's Wholesale Club, Inc. (a)	228,200	6,343,960
Pathmark Stores, Inc. (a)	904,200	10,190,334
		16,534,294
Food Products - 0.49%
Del Monte Foods Company (a)	383,300	4,112,809
Gas Utilities - 1.83%
Southern Union Company (a)	592,862	15,278,054
Hotels, Restaurants & Leisure - 4.62%
Jameson Inns, Inc. (a)	2,921,017	6,017,295
Lodgian, Inc. (a)	1,486,609	15,237,742
Magna Entertainment Corp. (a)	1,461,700	9,734,922
Sunterra Corporation (a)	581,700	7,637,721
		38,627,680
Household Durables - 9.43%
Beazer Homes USA, Inc.	268,400	15,747,028
Brookfield Homes Corporation	86,500	4,803,345
Furniture Brands International, Inc.	665,100	11,991,753
WCI Communities, Inc. (a)	1,270,200	36,035,574
William Lyon Homes, Inc. (a)	66,500	10,320,800
		78,898,500
Insurance - 6.47%
Allmerica Financial Corporation (a)	631,100	25,963,454
Conseco Inc. (a)	318,900	6,731,979
KMG America Corporation (a)	790,300	6,322,400
PMA Capital Corp. (a)	19,600	172,088
United America Indemnity, Ltd (a)	811,128	14,884,199
		54,074,120
IT Services - 1.45%
BearingPoint, Inc. (a)	1,596,000	12,113,640
Leisure Equipment & Products - 1.07%
Callaway Golf Company	594,200	8,966,478
Machinery - 3.29%
Flowserve Corporation (a)	757,400	27,531,490
Marine - 2.27%
Alexander & Baldwin, Inc.	356,900	19,001,356
Media - 4.36%
Gray Television, Inc.	337,800	3,577,302
R.H. Donnelley Corporation (a)	122,200	7,730,372
Valassis Communications, Inc. (a)	644,400	25,118,712
		36,426,386
Metals & Mining - 0.43%
Algoma Steel, Inc.	184,100	3,631,373
Multi Utilities - 1.30%
Alliant Energy Corporation	374,300	10,903,359
Oil, Gas & Consumable Fuels - 6.18%
Foundation Coal Holdings, Inc.	635,900	24,450,355
Giant Industries, Inc. (a)	229,900	13,458,346
Overseas Shipholding Group	235,400	13,730,882
		51,639,583
Paper & Forest Products - 0.76%
Pope & Talbot, Inc.	623,800	6,368,998
Real Estate - 10.94%
Aames Investment Corporation	1,429,000	8,974,120
American Financial Realty Trust	605,300	8,595,260
Capital Lease Funding, Inc.	401,000	4,150,350
Fieldstone Investment Corporation	577,900	6,738,314
Fieldstone Investment Corporation 144A ( r)	556,700	6,491,122
Government Properties Trust, Inc.	66,700	653,660
MI Developments, Inc.	1,134,800	38,299,500
MortgageIT Holdings, Inc.	495,100	7,040,322
The St. Joe Company	102,200	6,382,390
Thomas Properties Group, Inc.	322,600	4,197,026
		91,522,064
Road & Rail - 1.08%
Central Freight Lines, Inc. (a)	584,300	1,217,798
SCS Transportation, Inc. (a)	496,100	7,793,731
		9,011,529
Software - 2.85%
Lawson Software, Inc. (a)	1,708,100	11,854,214
Micromuse, Inc. (a)	202,300	1,594,124
Novell, Inc. (a)	1,390,800	10,361,460
		23,809,798
Specialty Retail - 1.92%
Eddie Bauer Holdings, Inc. (a)	323,100	7,996,725
Group 1 Automotive, Inc. (a)	293,200	8,092,320
		16,089,045
Textiles, Apparel & Luxury Goods - 4.48%
Tommy Hilfiger Corporation (a)	656,800	11,395,480
The Warnaco Group Inc. (a)	1,188,600	26,042,226
		37,437,706
Thrifts & Mortgage Finance - 0.26%
Timberland Bancorp, Inc.	92,800	2,152,969

Total investments - 97.84%
(cost $671,454,555)		818,172,595

Time deposit* - 2.13%		17,827,262

Other assets in excess of liabilities - 0.03%		246,089

Total Net Assets - 100.00%		836,245,946

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 3.24% and matures 10/3/2005.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley All Cap Value Fund
Schedule of Investments
September 30, 2005
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.42%

Aerospace & Defense - 1.76%
Lockheed Martin Corporation	73,900	$4,510,856
Auto Components - 2.61%
Lear Corporation	197,500	6,709,075
Commercial Services & Supplies - 7.33%
Cendant Corporation	258,300	5,331,312
PHH Corporation (a)	491,315	13,491,510
		18,822,822
Food & Staples Retailing - 2.39%
Albertson's, Inc.	239,300	6,138,045
Health Care Providers & Services - 2.90%
Tenet Healthcare Corporation (a)	662,200	7,436,506
Hotels, Restaurants & Leisure - 0.09%
Sunterra Corporation (a)	18,300	240,279
Household Durables - 13.47%
WCI Communities, Inc. (a)	1,219,400	34,594,378
Insurance - 21.27%
Allmerica Financial Corporation (a)	531,900	21,882,366
Prudential Financial, Inc.	109,500	7,397,820
The St. Paul Travelers Companies, Inc.	198,700	8,915,669
UnumProvident Corporation	801,400	16,428,700
		54,624,555
IT Services - 11.17%
Electronic Data Systems Corporation	1,278,400	28,687,296
Machinery - 1.01%
Miller Industries, Inc. (a)	132,198	2,596,369
Oil, Gas & Consumable Fuels - 2.94%
Marathon Oil Corporation	21,795	1,502,329
Tesoro Corporation	90,000	6,051,600
		7,553,929
Real Estate - 19.11%
Aames Investment Corporation	1,250,200	7,851,256
Apartment Investment & Management Company	64,600	2,505,188
Capital Lease Funding, Inc.	911,900	9,438,165
Fieldstone Investment Corporation	482,600	5,627,116
Fieldstone Investment Corporation 144A ( r)	216,900	2,529,054
Government Properties Trust, Inc.	855,300	8,381,940
MI Developments, Inc.	252,000	8,505,000
MortgageIT Holdings, Inc.	298,800	4,248,936
		49,086,655
Software - 10.65%
BMC Software, Inc. (a)	739,900	15,611,890
Computer Associates International, Inc.	421,900	11,733,039
		27,344,929

Thrifts & Mortgage Finance - 0.72%
AmNet Mortgage, Inc. (a)	181,900	1,839,828

Total investments - 97.42%
(cost $227,092,327)		250,185,522

Time deposit* - 2.70%		6,929,645

Liabilities in excess of other assets - (0.12%)		(308,244)

Total Net Assets - 100.00%		256,806,923

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 3.24% and matures 10/3/2005.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.
For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds

By (Signature and Title)                /s/ Nancy D. Celick
Nancy D. Celick
President of Hotchkis and Wiley Funds

Date                 11/15/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Nancy D. Celick
Nancy D. Celick
President of Hotchkis and Wiley Funds

Date                 11/15/05

By (Signature and Title)                /s/ Anna Marie Lopez
Anna Marie Lopez
Treasurer of Hotchkis and Wiley Funds

Date                 11/15/05